Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	At December 31,
(in thousands of $)	2023	2022	2021
Raw materials and consumables	$240,836	$126,046	$70,134
Inventories in process	47,074	65,016	37,705
Finished goods	22,640	37,291	1,237
Total inventories	$310,550	$228,353	$109,076